BlackRock ETF Trust

iShares Defense Industrials Active ETF

(the “Fund”)

Supplement dated May 19, 2025 to the Statement of Additional Information (“SAI”) of the Fund, dated May 13, 2025, as amended or supplemented to date

Effective immediately, the Fund’s SAI is amended as follows:

The chart listing investments and investment strategies in the section entitled “Investment Objective and Policies” is amended to reflect that the Fund may invest in currency futures, as follows:

Currency Futures	X

Shareholders should retain this Supplement for future reference.

SAI-DIA-ETF-0525SUP